Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share

for the six months ended June 30	2026	2025
Weighted average number of shares used in computing basic and diluted earnings per share	37,906,112	37,134,928

for the three months ended June 30	2026	2025
Weighted average number of shares used in computing basic and diluted earnings per share	38,305,237	37,392,355